Acquisition of Businesses (Tables)	6 Months Ended
Jun. 30, 2025
Business Combinations1 [Abstract]
Schedule of details of acquisition
The total consideration for the acquisition of ProfoundBio is summarized as follows:

Total Consideration
Cash paid for outstanding shares	1,718
Cash for equity compensation attributable to pre-combination service	187
Total consideration	1,905
Cash acquired	(122)
Cash used for acquisition of business	1,783
The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the Acquisition Date based upon their respective fair values summarized below:

Amounts Recognized as of the Acquisition Date
Cash and cash equivalents	122
Other current assets*	4
Property and equipment	6
IPR&D	1,540
Technology platform intangible asset	181
Other non-current assets**	3
Non-current deferred tax liability	(292)
Other current liabilities***	(13)
Total identifiable net assets	1,551
Goodwill	354
Total consideration	1,905
*Includes receivables and other investments
**Includes other investments and right-of-use assets
***Includes other payables, contract liabilities, lease and other liabilities
From the Acquisition Date through June 30, 2024, Genmab’s Condensed Consolidated Statements of Comprehensive Income include no revenue and the following expenses associated with the acquisition and operations of ProfoundBio:

Condensed Consolidated Statements of Comprehensive Income:	Acquisition Date through June 30, 2024
Research and development expenses	10
Selling, general and administrative expenses	1
Acquisition and integration related charges*	20
Total	31
*Acquisition related charges incurred from the Acquisition Date through June 30, 2024, are comprised of payments to holders of outstanding ProfoundBio equity awards related to post-combination services ($11 million). The remaining expenses are integration related charges incurred from the Acquisition Date through June 30, 2024, which are comprised of professional fees incurred to assist with the integration of ProfoundBio into Genmab’s operations post-acquisition. Additionally, prior to the Acquisition Date, Genmab recorded $16 million in Acquisition and integration related charges in Genmab’s Condensed Consolidated Statements of Comprehensive Income related to professional due diligence procedures in connection with the acquisition of ProfoundBio. The $16 million of Acquisition and integration related charges incurred prior to the Acquisition Date and the $20 million of Acquisition and integration charges incurred from the Acquisition Date through June 30, 2024 total $36 million.
The following table provides Genmab’s consolidated revenue and net profit for the first six months of 2024 as if the acquisition of ProfoundBio had occurred on January 1, 2024:

Six Month Period Ended June 30, 2024
Revenue	1,382
Net Profit	364